Basis of presentation (Details)	9 Months Ended
Sep. 30, 2023
Frankly Inc. [Member]
Statement [Line Items]
Name of subsidiary	Frankly Inc.
Country of incorporation	Canada
Ownership percentage	100.00%
Functional currency	Canadian Dollar
Stream Hatchet S.L. [Member]
Statement [Line Items]
Name of subsidiary	Stream Hatchet S.L.
Country of incorporation	Spain
Ownership percentage	100.00%
Functional currency	Euro
SideQik, Inc. [Member]
Statement [Line Items]
Name of subsidiary	SideQik, Inc.
Country of incorporation	USA
Ownership percentage	100.00%
Functional currency	US Dollar
Code Red Esports Ltd. [Member]
Statement [Line Items]
Name of subsidiary	Code Red Esports Ltd.
Country of incorporation	United Kingdom
Ownership percentage	100.00%
Functional currency	UK Pound Sterling
GameSquare Esports, Inc. [Member]
Statement [Line Items]
Name of subsidiary	GameSquare Esports, Inc.
Country of incorporation	Canada
Ownership percentage	100.00%
Functional currency	Canadian Dollar
GameSquare Esports (USA) Inc. [Member]
Statement [Line Items]
Name of subsidiary	GameSquare Esports (USA) Inc.
Country of incorporation	USA
Ownership percentage	100.00%
Functional currency	US Dollar
GCN Inc. [Member]
Statement [Line Items]
Name of subsidiary	GCN Inc.
Country of incorporation	USA
Ownership percentage	100.00%
Functional currency	US Dollar
NextGen Tech, LLC [Member]
Statement [Line Items]
Name of subsidiary	NextGen Tech, LLC
Country of incorporation	USA
Ownership percentage	100.00%
Functional currency	US Dollar
Swingman LLC [Member]
Statement [Line Items]
Name of subsidiary	Swingman LLC
Country of incorporation	USA
Ownership percentage	100.00%
Functional currency	US Dollar
Mission Supply LLC [Member]
Statement [Line Items]
Name of subsidiary	Mission Supply LLC
Country of incorporation	USA
Ownership percentage	100.00%
Functional currency	US Dollar